Institutional Class

Prospectus

February 1, 2003, as revised December 3, 2003

Scudder PreservationPlus Fund

The fund is designed exclusively for participant-directed employee benefit plans.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

How the Fund Works

4	The Fund’s Main Investment Strategy

8	The Main Risks of Investing in the Fund

12	The Fund’s Performance History

14	How Much Investors Pay

15	Other Policies and Secondary Risks

17	Who Manages and Oversees the Fund

20	Financial Highlights

How to Invest in the Fund

22	Buying and Selling Institutional Class Shares

23	Policies You Should Know About

30	Understanding Distributions and Taxes

How the Fund Works

On the next few pages, you’ll find information about the fund’s investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you should look this information over carefully. You should keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They’re not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

Institutional Class

ticker symbol	BTPIX
fund number	555

Scudder PreservationPlus Fund

The Fund’s Main Investment Strategy

PreservationPlus Fund seeks a high level of current income while seeking to maintain a stable value per share. The fund invests for current income; capital appreciation is not a goal of the fund. While we give priority to earning income and maintaining the value of the fund’s principal, we cannot offer any assurance of achieving  this goal.

The fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio duration of 2.5 to 4.5 years. In addition, the fund enters into Wrapper Agreements designed to stabilize the fund’s share value. Wrapper Agreements are provided by financial institutions, such as insurance companies  and banks.

You should consider investing in the fund if you are seeking current income higher than money market mutual funds over most time periods and seeking to preserve the value of your investment. The fund is offered as an alternative to short-term bond funds and as a comparable investment to stable value or guaranteed investment contract options offered in employee benefit plans.

The fund offers shares only to participant-directed employee benefit plans. Sales are made either 1) directly or 2) indirectly through vehicles like insurance company separate accounts or bank collective funds. Plans investing in the fund are required to impose certain restrictions on their participants’ ability to exchange shares of the fund. Benefit plans investing in the fund must limit their participants’ ability to direct a withdrawal from the fund to the following circumstances:

■	upon the plan participant’s death, retirement, disability or termination;

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■	to fund plan participant loans and other ‘in service’ withdrawals made pursuant to the terms of the plan; and

■	for transfers to other plan investment options that are not competing funds. Transfers between the fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

You should not consider investing in the PreservationPlus Fund if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the fund by itself does not constitute a balanced investment program. Read this prospectus carefully before investing.

Fixed Income Securities. The fund invests at least 65% of its net assets in fixed income securities including:

■	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government. Securities issued by certain agencies and instrumentalities of the US government are not guaranteed by the US government and are supported solely by the credit of the instrumentality.

■	US dollar-denominated securities issued by domestic or foreign corporations, foreign governments or supranational entities.

■	US dollar-denominated asset-backed securities issued by domestic or foreign entities.

■	Mortgage pass-through securities issued by governmental and non-governmental issuers.

■	Collateralized mortgage obligations, real estate mortgage investment conduits and commercial mortgage backed securities.

■	Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the US government, or any of its agencies or instrumentalities, including CATS, TIGRs, TRs and zero coupon securities, which are securities consisting of either the principal component or the interest component of a US Treasury bond.

Competing funds are any fixed income investment vehicles with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.

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We employ the following policies to attempt to reduce the risks involved in investing in fixed income securities:

■	We allocate assets among a diversified group of issuers.

■	We primarily invest in fixed income securities that are rated, at the time of purchase, within the top three rating categories as rated by Moody’s Investors Service, Inc., the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. or Fitch, Inc., another nationally recognized statistical rating organization, or, if unrated, are determined by us to be of comparable quality.

■	We target an average portfolio duration of 2.5 to 4.5 years by investing in fixed income securities with short- to intermediate-term maturities. Generally, rates of short-term investments fluctuate less than longer-term investments.

Wrapper Agreements. The fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions (‘Wrapper Providers’). Unlike traditional fixed income portfolios, the fund’s Wrapper Agreements should offset substantially the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the fund seeks to eliminate the effect of any gains or losses on its value per share. Wrapper Agreements obligate the Wrapper Provider to maintain the book value of the Wrapper Agreement up to specified amounts, under certain circumstances. In general, if the fund sells securities to meet shareholder redemptions and the market value (plus accrued interest) of those securities is less than their book value, the Wrapper Provider may become obligated to pay the difference to the fund. On the other hand, if the fund sells securities and the market value (plus accrued interest) is more than the book value, the fund may become obligated to pay the difference to the Wrapper Provider. The circumstances under which payments are made and the timing of payments between the fund and the Wrapper Provider vary. More than one Wrapper Provider provides coverage with respect to the same securities and pays, when applicable, based on the pro rata portion of the fund’s assets that it covers.

The book value of the Wrapper Agreement is generally the deposits plus interest accrued at the crediting rate, less any adjustments for withdrawals or for defaulted or impaired securities (as specified in the Wrapper Agreements).

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The Crediting Rate:

■	Is the anticipated yield, or an index-based approximation thereof, on the Covered Assets adjusted for amortization of the difference between the book value of the Wrapper Agreements and the market value of the Covered Assets; and

■	Is a significant component of the fund’s yield.

Covered assets are assets of the portfolio that are covered by and subject to the terms of the Wrapper Agreement.

We employ the following policies to attempt to reduce the risks involved in using Wrapper Agreements:

■	We enter into Wrapper Agreements with multiple issuers, each of which has received a high quality credit rating.

A high quality credit rating means a security is rated within the top two long-term ratings categories by a nationally recognized statistical rating organization.

■	We monitor, on a continual basis, the financial well-being of the issuers of the securities in which the fund invests and the Wrapper Providers providing Wrapper Agreements to the fund.

Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the fund is not required to dispose of any security or Wrapper Agreement whose issuer’s rating has been downgraded.

Short-Term Investments. The fund will also invest in short-term investments, including money market mutual funds, to meet share- holder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, within one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined by us to be of similar quality.

Derivative Instruments. The fund may invest in various instruments commonly known as ‘derivatives’ to increase its exposure to certain groups of securities. The derivatives that the fund may use include futures contracts, options on futures contracts and forward contracts. The fund may use derivatives to keep cash on hand to

Scudder PreservationPlus Fund    |    7

meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk.

Futures contracts, options on futures contracts and forward contracts are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.

Other Investments. The fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, to be announced (TBA) securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

The Main Risks of Investing in the Fund

Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates fall).

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

Wrapper Agreement Risk. Although the fund uses Wrapper Agreements to attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:

■

A Wrapper Provider could default, or its creditworthiness could deteriorate, which could cause the fund’s share price to fluctuate and could result in losses for investors in the fund. Similarly, a downgrade in the credit rating of a Wrapper Provider may require the fund to replace the Wrapper Provider, although there is no guarantee that a replacement will be available. Such a downgrade may cause a decline in the fund’s net asset value, including a decline resulting from the application of the fund’s fair value procedures. Because there is no active trading market for Wrapper Agreements, they are illiquid investments, which means that the

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fund cannot quickly sell or assign its position at an acceptable price.

■	The Wrapper Agreements may require the fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the fund invested those assets in longer-term securities.

■	The fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.

■	The Wrapper Agreements generally do not protect the fund from loss caused by a fixed income security issuer’s default on principal or interest payments. Additionally, if a Wrapper Provider is unable or unwilling to perform under a Wrapper Agreement, the fund will not be able to maintain a constant net asset value unless it finds substitute Wrapper coverage promptly. The fund may also lose the benefit of Wrapper Agreement coverage on any portion of its assets that are substantially credit impaired or in default in excess of a certain percentage of fund assets.

■	There are a limited number of Wrapper Providers. The fund may not be able to obtain Wrapper Agreements to cover all of its assets. From time to time, the fund may close to new investors if it is unable to obtain Wrapper Agreements to cover additional assets.

■	If a Wrapper Provider is unable to make timely payments or its creditworthiness has significantly deteriorated, the fund’s Board may determine that a Wrapper Agreement should be valued at a lower value than would be sufficient to maintain the fund’s stable net asset value, which could cause the fund’s share price to fluctuate.

■	The fund may not be able to maintain a constant net asset value if any government or self-regulatory agency determines that it is not appropriate to value Wrapper Agreements as offsetting the market value fluctuations of the Covered Assets. The staff of the SEC has inquired as to the valuation methodology for Wrapper Agreements commonly used by ‘stable value’ mutual funds, including the fund. In the event that the SEC determines that the valuation method currently used by ‘stable value’ mutual funds is no longer an acceptable practice, the fair value of the Wrapper Agreements would be different and may result in an increase or decrease to the fund’s net asset value.

Scudder PreservationPlus Fund    |    9

■	Compared to investing in a traditional fixed income fund, the fund trades the potential for capital appreciation and some yield for protection from a decline in the value of its holdings caused by changes in interest rates. Because the fund enters into Wrapper Agreements to maintain a constant share price, its yield will tend to rise and fall more slowly than traditional bond or money market funds when interest rates change and may not reflect current market rates. In addition, purchases or redemptions by shareholders may increase or decrease the ‘crediting rate,’ which is the rate of return on the portion of the fund covered by Wrapper Agreements, which may increase or decrease the fund’s yield. Under extreme circumstances, for example, if shareholder redemptions and interest rates are increasing at the same time, the fund’s yield could be reduced to zero for an extended period of time and the fund may be required to rely on the Wrapper Agreements to pay further redemptions.

Prepayment Risk. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Thus, prepayment may reduce the fund’s income. There is a greater risk that the fund will lose money due to prepayment risk because the fund invests in mortgage-related securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions, which could have an impact on the fund’s fixed income investments or Wrapper Agreements.

Security Selection Risk. While the fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the fund’s returns to lag behind those of money market funds.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. Because there is no active trading market for Wrapper Agreements, the fund’s Wrapper Agreements are considered illiquid. The fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

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Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth under procedures adopted by the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for fund shares when you buy. If we underestimate their price, you may not receive the full market value for your fund shares when you sell.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value of the Wrapper Agreements and the market value (plus accrued interest) of the Covered Assets. In determining fair value, the Board will consider, among other factors, the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the fund could fluctuate.

Derivative Risk. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:

■	the derivative may not fully offset the underlying positions;

■	the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

■	the possibility that the fund cannot sell the derivative because of an illiquid secondary market.

The use of derivatives for leveraging purposes tends to magnify the effect of an instrument’s price changes as market conditions change.

If the fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the fund’s net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.

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The Fund’s Performance History

While a fund’s past performance isn’t necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with three broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions.

As of December 31, 2002, the fund’s 30-day yield was 5.79%.

The 30-day yield is a measure of the income generated by the fund over a thirty-day period. This amount is then annualized, which means that we assume the fund generates the same income every month for a year. The ‘total return’ of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

Scudder PreservationPlus Fund

Annual Total Returns (%) as of 12/31 each yearInstitutional Class

For the periods included in the bar chart:

Best Quarter: 1.52%, Q4 2002	Worst Quarter: 1.31%, Q1 2002

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Average Annual Total Returns (%) as of 12/31/2002

	1 Year	5 Years	Since Inception*

Institutional Class	5.66	5.75	5.75

Index 1 Lehman 1-3 Year Government/ Credit Index	6.28	6.63	6.63

Index 2 iMoneyNet First Tier Retail Money Funds Average	1.14	4.35	4.35

Index 3 Wrapped Lehman Intermediate Aggregate Index	6.01	6.16	6.16

Index 1: The Lehman 1-3 Year Government/Credit Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of US Government agency securities, US Government Treasury securities and investment grade corporate debt securities with maturities of one to three years.

Index 2: iMoneyNet First Tier Retail Money Funds Average provides an unweighted average return, net of fees and expenses, of all money market mutual funds that invested in non-Government securities, but the average is restricted to those money market instruments rated first tier (the top rating) by two or more nationally recognized statistical rating organizations.

Index 3: Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement, at an assumed expense level of 0.15%. The Wrapped Lehman Intermediate Aggregate Index more closely reflects the market sector in which the fund invests than the other indices.

*	Since 12/12/1997. Index comparison begins 12/31/1997.

Total returns from inception through 2002 would have been lower if operating expenses hadn’t been reduced.

Current performance may be higher or lower than the performance data quoted above. For more recent performance, call your financial advisor or (800) 621-1048 or visit our Web site at www.scudder.com.

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How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

Under normal circumstances, redemptions of shares that are directed by plan participants are not subject to a redemption fee. Redemptions of shares that are not directed by plan participants and that are made on less than twelve months’ prior written notice to the fund are subject to a redemption fee of 2% of the amount redeemed payable to the fund. If the aggregate fair value of the wrapper agreements is less than zero at the time of redemption, the fund will waive the 2% redemption fee. See ‘Buying and Selling Institutional Class Shares’ for more information.

Fee Table

Shareholder Fees, paid directly from your investment

Maximum Sales Charge Imposed on Purchases	None

Maximum Sales Charge on Reinvested Dividends	None

Maximum Redemption Fee (as a percentage of amount redeemed, as applicable)	2.00%

Annual Operating Expenses, deducted from fund assets

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Fund Operating Expenses[2]	0.34

Total Fund Operating Expenses	0.69

Fee Waivers/Expense Reimbursements[3]	-0.29

Total Net Annual Fund Operating Expenses	0.40

[1]	Information on the annual operating expenses reflects the expenses of both the fund and the PreservationPlus Portfolio, the master portfolio into which PreservationPlus Fund invests all of its assets. (A further discussion of the relationship between the fund and the master portfolio appears in ‘Who Manages and Oversees the Fund’ later in this prospectus.)
[2]	‘Other Expenses’ include the annual premium rates the fund pays for Wrapper Agreements.
[3]	The investment advisor and administrator have contractually agreed, for the 16-month period from the fund’s fiscal year end of September 30, 2002, to waive their fees and reimburse expenses including the premiums on Wrapper Agreements so that total expenses will not exceed 0.40%.

Based on the costs above, this example helps you compare the expenses of the share class to those of other mutual funds. This example assumes the expenses above were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Example	1 Year	3 Years	5 Years	10 Years

Institutional Class	$41	$192	$355	$831

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Other Policies and Secondary Risks

While the previous pages describe the main points of the fund’s strategy and risks, there are a few other issues to know about:

■	The fund’s objectives are not fundamental policies. We must notify shareholders before we change them, but we do not require their approval to do so.

■	As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses but, while engaged in a temporary defensive position, a fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

Secondary risks

Foreign Investing. The risks of investing in foreign securities are generally higher than investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividends, interest or other payments and prohibit transactions in the country’s currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less government regulation than US securities markets.

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund’s exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a fund has valued its

Other Policies and Secondary Risks    |    15

securities too highly, you may end up paying too much for fund shares when you buy into a fund. If a fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the fund.

If you want more information on the fund’s allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

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Who Manages and Oversees the Fund

The fund is a ‘feeder fund’ that invests substantially all of its assets in the PreservationPlus Portfolio. The fund and the Portfolio have the same investment objective. The Portfolio accepts investments from other feeder funds. Each feeder fund bears the Portfolio’s expenses in proportion to its assets. Each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the fund’s Trustees to withdraw the fund’s assets from the Portfolio if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the fund’s assets, they would then consider whether the fund should hire its own investment advisor, invest in a different master portfolio, or take other action.

The investment advisor

Deutsche Asset Management, Inc. (‘DeAM’) is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeAM, with headquarters at 280 Park Avenue, New York, NY 10017, makes the fund’s investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeAM and its predecessors have more than 80 years of experience managing mutual funds. DeAM provides a full range of global investment advisory services to institutional and retail clients. DeAM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts, and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Who Manages and Oversees the Fund    |    17

DeAM is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The portfolio paid the following fees to DeAM for investment advisory services in the last fiscal year. The investment advisor reimbursed a portion of its fee during the year.

Fund	Percentage of Average Daily Net Assets

Scudder PreservationPlus Fund	0.35%

These fees are not charged on assets invested in affiliated money market funds.

Other Services. Investment Company Capital Corporation (‘ICCC’) provides administrative services — such as portfolio accounting, legal services and others — for the fund. ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG.

In addition, ICCC — or your service agent — performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

■	keeping accurate, up-to-date records for your individual fund account;

■	implementing any changes you wish to make in your account information;

■	processing your requests for cash dividends and distributions from the fund;

■	answering your questions on the fund’s investment performance or administration;

■	sending proxy reports and updated prospectus information to you; and

■	collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to

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investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management or special trust or retirement-investment reporting.

The portfolio managers

The following people handle the day-to-day management of the fund.

Eric Kirsch, CFA

■Managing Director of the investment advisor.

■Portfolio Manager of the portfolio since its inception.

■Joined the investment advisor in 1980.

■Head of North America Fixed Income.

John D. Axtell

■Managing Director of the investment advisor.

■Portfolio Manager overseeing the Wrapper Agreements in the portfolio since its inception.

■Joined the investment advisor in 1990.

■Head of the Stable Value Management Group.

Sean P. McCaffrey, CFA ■Managing Director of the investment advisor. ■Head of DeAM, Inc. New York Fixed Income Enhanced Strategies and Mutual Funds. ■Joined the investment advisor in 1996.

Who Manages and Oversees the Fund    |    19

Financial Highlights

This table is designed to help you understand the fund’s financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for the fund has been audited by Ernst & Young LLP, whose reports, along with the fund’s financial statements, are included in the fund’s annual report (see ‘Shareholder reports’ on the last page).

Scudder PreservationPlus Fund — Institutional Class

Years Ended September 30,	2002	2001	2000	1999	1998[a]

Selected Per Share Data

Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00

Income from investment operations:

Net investment income	.54	.56	.58	.55	.46

Distributions to shareholders:

Net investment income	(.54)	(.56)	(.58)	(.55)	(.46)

Net realized gain (loss) on investment transactions	(.10)	—	—	(.05)	—

Reverse stock split[b]	.10	—	—	.05	—

Total distributions	(.54)	(.56)	(.58)	(.55)	(.46)

Net asset value, end of period	$10.00	$10.00	$10.00	$10.00	$10.00

Total Return (%)[c]	5.45	5.77	5.91	5.66	4.74	**

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	184	199	199	187	162

Ratio of expenses before expense reductions, including expenses of the PreservationPlus Portfolio (%)	.69	.65	.60	.66	.90	*

Ratio of expenses after expense reductions, including expenses of the PreservationPlus Portfolio (%)	.40	.40	.40	.40	.40	*

Ratio of net investment income (%)	5.81	5.61	5.76	5.53	5.79	*

[a]	For the period December 12, 1997 (commencement of sales of Institutional Class shares) to September 30, 1998.
[b]	In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the fund is required to distribute accumulated net realized gains, if any, on a annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each class of the fund. Given the objective of the fund to maintain a stable net asset value of $10 per share, the fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.
[c]	Total returns would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized

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How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you’re investing directly with Scudder, all of this information applies to you.

If you’re investing through a ‘third party provider’—for example, a workplace retirement plan, financial supermarket or financial advisor—your provider may have its own policies or instructions, and you should follow those.

These instructions are for buying and selling Institutional Class shares.

Buying and Selling Institutional Class Shares

The fund does not sell its shares directly to the public. The fund offers shares only to certain participant-directed employee benefit plans. These benefit plans may own the fund’s shares: 1) directly or 2) indirectly through other investment vehicles such as an insurance company separate account or bank collective funds, which offer the fund as an investment option to its participants.

Benefit plans investing in the fund must limit their participants’ ability to direct a withdrawal from the fund to the following circumstances:

■	upon the plan participant’s death, retirement, disability or termination;

■	to fund plan participant loans and other ‘in service’ withdrawals made pursuant to the terms of the plan; and

■	for transfers to other plan investment options that are not competing funds. Transfers between the fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

How to receive account information

■	If you are a plan participant, you should contact your plan administrator or the organization that provides record-keeping services for information about your account.

■	If you are a plan administrator or fiduciary, you should call (800) 621-1048 for information about the plan’s account with the fund.

Transactions in fund shares

Each plan has different provisions about how and when their participants may buy, sell and exchange fund shares. The plan administrator is responsible for communicating participants’ instructions to the fund. Plan participants should contact their plan administrator to effect transactions in the fund.

22    |     Buying and Selling Institutional Class Shares

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by the fund.

In either case, keep in mind that the information in this prospectus applies only to the fund’s Institutional Class shares. The fund has another share class, which is described in a separate prospectus and which has different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 pm (Eastern time), but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

Policies You Should Know About    |    23

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in ‘good order.’ After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges). In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you’ll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy/QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You’ll need to make sure your bank has Automated Clearing House (ACH) services. Transactions

24    |     Policies You Should Know About

take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone transactions. You are automatically entitled to telephone transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it’s important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the order for the other fund, particularly when there appears to be a pattern of ‘market timing’ or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, traveler’s checks, starter checks, money orders, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies. The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories acceptable) or for a non-resident alien.

When you ask us to send or receive a wire, please note that while we don’t charge a fee to send or receive

Policies You Should Know About    |    25

wires, it’s possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you’ll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don’t need a signature guarantee. Also, you don’t generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member of an approved signature guarantor program. Note that you can’t get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares. You may obtain additional

26    |     Policies You Should Know About

information about other ways to sell your shares by contacting your investment provider.

How the fund calculates share price

The price at which you buy shares is as follows:

Institutional Class shares — net asset value per share or NAV

To calculate NAV, the share class uses the following equation:

TOTAL ASSETS – TOTAL LIABILITIES	=	NAV
TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the fund’s Board that are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund’s value for a security is likely to be different from the last quoted market price or pricing service information.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value of the Wrapper Agreements and the market value (plus accrued interest) of the Covered Assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

Other rights we reserve

■	After receiving a plan’s order, the fund buys or sells shares at the next price calculated on any day the fund is open for business.

■	Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of plan shares the next business day but always within seven calendar days.

Policies You Should Know About    |    27

■	The redemption fee does not apply to exchanges into another class of shares of the fund, into another investment company or other entity that invests exclusively in the master portfolio.

■	The fund remits proceeds from the sale of shares in US dollars for redemption requests up to $500,000 or 1% of the fund’s NAV, whichever is less, during any 90-day period for any one shareholder. The fund may redeem ‘in kind’ if a redemption request is larger than the lesser of $500,000 or 1% of the fund’s NAV. The fund may also redeem ‘in kind’ if a redemption request is not directed by a plan participant and is made on less than twelve months’ notice. In these situations, the fund may require additional information.

■	The fund reserves the right to reject a new account application if you don’t provide any required or requested identifying information, or for other reasons.

■	The fund reserves the right to refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and /or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund’s best interest or when the fund is requested or compelled to do so by government law or authority or by applicable law.

■	The fund reserves the right to close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges); you may be subject to gain or loss on the redemption of your fund shares and may incur tax liability.

■	The fund reserves the right to change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time).

■	The fund reserves the right to suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares.

28    |     Policies You Should Know About

■	The fund reserves the right to withdraw or suspend the offering of shares at any time.

■	The fund does not issue share certificates.

■	The fund may request additional information about the plan when an order to redeem 5% or more of a plan’s assets is received.

■	Sales orders not directed by plan participants and received on less than twelve months’ prior written notice are subject to a 2% redemption fee. If the aggregate fair value of the Wrapper Agreements is less than zero at the time of redemption, the fund will waive the 2% redemption fee.

■	A plan’s purchase order may not be accepted if the sale of fund shares has been suspended or if it is determined that a plan’s purchase would be detrimental to the interests of the fund’s shareholders. In addition, for exchange requests, we may require the plan to own shares of the fund for 15 days before we process the purchase order for the other fund if we believe that the plan’s exchanges coincide with a ‘market timing’ strategy. We may also reject or limit purchase orders, for these or other reasons.

Policies You Should Know About    |    29

Understanding Distributions and Taxes

Income dividends, if any, for the fund are declared daily and paid monthly. The fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. We automatically reinvest all monthly dividends unless you elect to receive your distributions in cash.

The fund will normally declare and pay at least annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year. Additionally, on occasion, the income dividends the fund distributes may differ from the income the fund earns. When the fund’s income exceeds the amount distributed to shareholders, the fund may make an additional distribution. When a capital gains distribution or an additional distribution is necessary, the Board of Trustees may declare a reverse stock split to occur at the same time the distribution is made. Making the distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the fund’s shares. Additional income distributions and capital gains distributions will automatically be reinvested in additional shares.

Tax considerations

The fund does not ordinarily pay any US federal income tax. If you are a taxable shareholder, you and other shareholders pay taxes on the income or capital gains earned and distributed by the fund.

For tax exempt investors such as IRA owners and plan participants, dividend and capital gain distributions from the fund generally will not be subject to current taxation, but will accumulate on a tax deferred basis. Income and capital gains earned by the fund and distributed to taxable investors will be subject to income taxation.

Because each participant’s tax circumstances are unique and because the tax laws governing plans are complex and subject to change, we recommend that you consult your plan administrator, your plan’s Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your plan and of any plan contributions or withdrawals.

A reverse stock split reduces the number of total shares the fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.

30    |    Understanding Distributions and Taxes

To Get More Information

Shareholder reports — These include commentary from the fund’s management team about recent market conditions and the effects of the fund’s strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports  automatically.

Statement of Additional Information (SAI) — This tells you more about the fund’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Investments

222 South Riverside Plaza  Chicago, IL 60606-5808

www.scudder.com  (800) 621-1048

Distributor

Scudder Distributors, Inc.  222 South Riverside Plaza  Chicago, IL 60606-5808 www.scudder.com  e-mail info@scudder.com  Tel (800) 621-1048

SEC

Public Reference Section

Washington, D.C. 20549-0102

www.sec.gov  (202) 942-8090

Scudder PreservationPlus Fund —	CUSIP#
Institutional Class	81111Y 408

Scudder Advisor Funds III	811-06576

Investment Class

Prospectus

February 1, 2003, as revised December 3, 2003

Scudder PreservationPlus Fund

The fund is designed exclusively for participant-directed employee benefit plans.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

How the Fund Works

4	The Fund’s Main Investment Strategy

8	The Main Risks of Investing in the Fund

12	The Fund’s Performance History

14	How Much Investors Pay

16	Other Policies and Secondary Risks

18	Who Manages and Oversees the Fund

21	Financial Highlights

How to Invest in the Fund

23	Buying and Selling Investment Class Shares

25	Policies You Should Know About

32	Understanding Distributions and Taxes

How the Fund Works

On the next few pages, you’ll find information about the fund’s investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you’ll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They’re not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

Investment Class

ticker symbol	BTPSX
fund number	823

Scudder PreservationPlus Fund

The Fund’s Main Investment Strategy

PreservationPlus Fund seeks a high level of current income while seeking to maintain a stable value per share. The fund invests for current income; capital appreciation is not a goal of the fund. While we give priority to earning income and maintaining the value of the fund’s principal, we cannot offer any assurance of achieving this goal.

The fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio duration of 2.5 to 4.5 years. In addition, the fund enters into Wrapper Agreements designed to stabilize the fund’s share value. Wrapper Agreements are provided by financial institutions, such as insurance companies and banks.

You should consider investing in the fund if you are seeking current income higher than money market mutual funds over most time periods and seeking to preserve the value of your investment. The fund is offered as an alternative to short-term bond funds and as a comparable investment to stable value or guaranteed investment contract options offered in employee benefit plans.

The fund offers shares only to participant-directed employee benefit plans. Sales are made either 1) directly or 2) indirectly through vehicles like insurance company separate accounts or bank collective funds. Plans investing in the fund are required to impose certain restrictions on their participants’ ability to exchange shares of the fund. Benefit plans investing in the fund must limit their participants’ ability to direct a withdrawal from the fund to the following circumstances:

■	upon the plan participant’s death, retirement, disability or termination;

4    |    Scudder PreservationPlus Fund

■	to fund plan participant loans and other ‘in service’ withdrawals made pursuant to the terms of the plan; and

■	for transfers to other plan investment options that are not competing funds. Transfers between the fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

You should not consider investing in the PreservationPlus Fund if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the fund by itself does not constitute a balanced investment program. Read this prospectus carefully before investing.

Fixed Income Securities. The fund invests at least 65% of its net assets in fixed income securities including:

■	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government. Securities issued by certain agencies and instrumentalities of the US government are not guaranteed by the US government and are supported solely by the credit of the instrumentality.

■	US dollar-denominated securities issued by domestic or foreign corporations, foreign governments or supranational entities.

■	US dollar-denominated asset-backed securities issued by domestic or foreign entities.

■	Mortgage pass-through securities issued by governmental and non-governmental issuers.

■	Collateralized mortgage obligations, real estate mortgage investment conduits and commercial mortgage backed securities.

■	Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the US government, or any of its agencies or instrumentalities, including CATS, TIGRs, TRs and zero coupon securities, which are securities consisting of either the principal component or the interest component of a US Treasury bond.

Competing funds are any fixed income investment vehicles with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.

Scudder PreservationPlus Fund     |    5

We employ the following policies to attempt to reduce the risks involved in investing in fixed income securities:

■	We allocate assets among a diversified group of issuers.

■	We primarily invest in fixed income securities that are rated, at the time of purchase, within the top three rating categories as rated by Moody’s Investors Service, Inc., the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. or Fitch, Inc., another nationally recognized statistical rating organization, or, if unrated, determined by us to be of comparable quality.

■	We target an average portfolio duration of 2.5 to 4.5 years by investing in fixed income securities with short- to intermediate-term maturities. Generally, rates of short-term investments fluctuate less than longer-term investments.

Wrapper Agreements. The fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions (‘Wrapper Providers’). Unlike traditional fixed income portfolios, the fund’s Wrapper Agreements serve to substantially offset the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the fund seeks to eliminate the effect of any gains or losses on its value per share. Wrapper Agreements obligate the Wrapper Provider to maintain the book value of the Wrapper Agreement up to specified amounts, under certain circumstances. In general, if the fund sells securities to meet shareholder redemptions and the market value (plus accrued interest) of the covered assets is less than their book value, the Wrapper Provider may become obligated to pay the difference to the fund. On the other hand, if the fund sells securities and the market value (plus accrued interest) is more than the book value, the fund may become obligated to pay the difference to the Wrapper Provider. The circumstances under which payments are made and the timing of payments between the fund and the Wrapper Provider vary. More than one Wrapper Provider provides coverage with respect to the same securities and pays, when applicable, based on the pro rata portion of the fund’s assets that it covers.

The book value of the Wrapper Agreement is generally the deposits plus interest accrued at the crediting rate, less any adjustments for withdrawals or for defaulted or impaired securities (as specified in the Wrapper Agreements).

6    |    Scudder PreservationPlus Fund

The Crediting Rate:

■	Is the anticipated yield, or an index–based approximation thereof, on the Covered Assets adjusted for amortization of the difference between the book value of the Wrapper Agreements and the market value of the Covered Assets; and

■	Is a significant component of the fund’s yield.

Covered assets are assets of the portfolio that are covered by and subject to the terms of the Wrapper Agreement.

We employ the following policies to attempt to reduce the risks involved in using Wrapper Agreements:

■	We enter into Wrapper Agreements with multiple issuers, each of which has received a high quality credit rating.

A high quality credit rating means a security is rated within the top two long-term ratings categories by a nationally recognized statistical rating organization.

■	We monitor, on a continual basis, the financial well-being of the issuers of the securities in which the fund invests and the Wrapper Providers providing Wrapper Agreements to the fund. Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the fund is not required to dispose of any security or Wrapper Agreement whose issuer’s rating has been downgraded.

Short-Term Investments. The fund will also invest in short-term investments, including money market mutual funds, to meet shareholder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, within one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined by us to be of similar quality.

Derivative Instruments. The fund may invest in various instruments commonly known as ‘derivatives’ to increase its exposure to certain groups of securities. The derivatives that the fund may use include futures contracts, options on futures contracts and forward contracts. The fund may use derivatives to keep cash on hand to meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk.

Scudder PreservationPlus Fund    |    7

Futures contracts, options on futures contracts and forward contracts are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.

Other Investments. The fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, to be announced (TBA) securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

The Main Risks of Investing in the Fund

Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates fall).

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

Wrapper Agreement Risk. Although the fund uses Wrapper Agreements to attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:

■	A Wrapper Provider could default, or its creditworthiness could deteriorate, which could cause the fund’s share price to fluctuate and could result in losses for investors in the fund. Similarly, a downgrade in the credit rating of a Wrapper Provider may require the fund to replace the Wrapper Provider, although there is no guarantee that a replacement will be available. Such a downgrade may cause a decline in the fund’s net asset value, including a decline resulting from the application of the fund’s fair value procedures. Because there is no active trading market for Wrapper Agreements, they are illiquid investments, which means that the fund cannot quickly sell or assign its position at an acceptable price.

8    |    Scudder PreservationPlus Fund

■	The Wrapper Agreements may require the fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the fund invested those assets in longer-term securities.

■	The fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.

■	The Wrapper Agreements generally do not protect the fund from loss caused by a fixed income security issuer’s default on principal or interest payments. Additionally, if a Wrapper Provider is unable or unwilling to perform under a Wrapper Agreement, the fund will not be able to maintain a constant net asset value unless it finds substitute Wrapper coverage promptly. The fund may also lose the benefit of Wrapper Agreement coverage on any portion of its assets that are substantially credit impaired or in default in excess of a certain percentage of fund assets.

■	There are a limited number of Wrapper Providers. The fund may not be able to obtain Wrapper Agreements to cover all of its assets. From time to time, the fund may close to new investors if it is unable to obtain Wrapper Agreements to cover all of its assets.

■	If a Wrapper Provider is unable to make timely payments or its creditworthiness has significantly deteriorated, the fund’s Board may determine that a Wrapper Agreement should be valued at a lower value than would be sufficient to maintain the fund’s stable net asset value, which could cause the fund’s share price to fluctuate.

■	The fund may not be able to maintain a constant net asset value if any government or self-regulatory agency determines that it is not appropriate to value Wrapper Agreements as offsetting the market value fluctuations of the Covered Assets. The staff of the SEC has inquired as to the valuation methodology for Wrapper Agreements commonly used by ‘stable value’ mutual funds, including the fund. In the event that the SEC determines that the valuation method currently used by ‘stable value’ mutual funds is no longer an acceptable practice, the fair value of the Wrapper Agreements would be different and may result in an increase or decrease in the fund’s net asset value.

■	Compared to investing in a traditional fixed income fund, the fund trades the potential for capital appreciation and some yield

Scudder PreservationPlus Fund    |    9

for protection from a decline in the value of its holdings caused by changes in interest rates. Because the fund enters into Wrapper Agreements to maintain a constant share price, its yield will tend to rise and fall more slowly than traditional bond or money market funds when interest rates change and may not reflect current market rates. In addition, purchases or redemptions by shareholders may increase or decrease the ‘crediting rate,’ which is the rate of return on the portion of the fund covered by Wrapper Agreements, which may increase or decrease the fund’s yield. Under extreme circumstances, for example, if shareholder redemptions and interest rates are increasing at the same time, the fund’s yield could be reduced to zero for an extended period of time and the fund may be required to rely on the Wrapper Agreements to pay further redemptions.

Prepayment Risk. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Thus, prepayment may reduce the fund’s income. There is a greater risk that the fund will lose money due to prepayment risk because the fund invests in mortgage-related securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions, which could have an impact on the fund’s fixed income investments or Wrapper Agreements.

Security Selection Risk. While the fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the fund’s returns to lag behind those of money market funds.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. Because there is no active trading market for Wrapper Agreements, the fund’s Wrapper Agreements are considered illiquid. The fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most

10    |    Scudder PreservationPlus Fund

accurately reflects their current worth under procedures adopted by the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for fund shares when you buy. If we underestimate their price, you may not receive the full market value for your fund shares when you sell.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value of the Wrapper Agreements and the market value (plus accrued interest) of the Covered Assets. In determining fair value, the Board will consider, among other factors, the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the fund could fluctuate.

Derivative Risk. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:

■	the derivative may not fully offset the underlying positions;

■	the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

■	the possibility that the fund cannot sell the derivative because of an illiquid secondary market.

The use of derivatives for leveraging purposes tends to magnify the effect of an instrument’s price changes as market conditions change.

If the fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the fund’s net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.

Scudder PreservationPlus Fund    |    11

The Fund’s Performance History

While a fund’s past performance isn’t necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with three broad-based market indices (which unlike the fund, do not have any fees and expenses). The performance of both the fund and the indices varies over time. All figures assume reinvestment of dividends and distributions.

As of December 31, 2002, the fund’s 30-day yield was 5.53%.

The 30-day yield is a measure of the income generated by the fund over a thirty-day period. This amount is then annualized, which means that we assume the fund generates the same income every month for a year. The ‘total return’ of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

Scudder PreservationPlus Fund

Annual Total Returns (%) as of 12/31 each year	Investment Class

For the periods included in the bar chart:

Best Quarter: 1.47%, Q3 2000	Worst Quarter: 1.25%, Q4 2001

12    |    Scudder PreservationPlus Fund

Average Annual Total Returns (%) as of 12/31/2002
	1 Year	Since Inception*

Investment Class	5.40	5.43

Index 1 Lehman 1-3 Year Government/Credit Index	6.28	6.35

Index 2 iMoneyNet First Tier Retail Money Funds Average	1.14	4.07

Index 3 Wrapped Lehman Intermediate Aggregate Index	5.74	5.73

Index 1: The Lehman 1-3 Year Government/Credit Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of US Government agency securities, US Government Treasury securities and investment grade corporate debt securities with maturities of one to three years.

Index 2: The iMoneyNet First Tier Retail Money Funds Average provides an unweighted average return, net of fees and expenses, of all money market mutual funds that invested in non-Government securities, but the average is restricted to those money market instruments rated first tier (the top rating) by two or more nationally recognized statistical rating organizations.

Index 3: The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement at an assumed expense level of 0.15%. The Wrapped Lehman Intermediate Aggregate Index more closely reflects the market sector in which the fund invests than the other indices.

*	Since 9/23/1998. Index comparison begins 9/30/1998.

Total returns from inception through 2002 would have been lower if operating expenses hadn’t been reduced.

Current performance may be higher or lower than the performance data quoted above. For more recent performance, call your financial advisor or (800) 621-1048 or visit our Web site at www.scudder.com.

Scudder PreventionPlus Fund    |    13

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

Under normal circumstances, redemptions of shares that are directed by plan participants are not subject to a redemption fee. Redemptions of shares that are not directed by plan participants and that are made on less than twelve months’ prior written notice to the fund are subject to a redemption fee of 2% of the amount redeemed payable to the fund. If the aggregate fair value of the Wrapper Agreements is less than zero at the time of redemption, the Fund will waive the 2% redemption fee. See ‘Buying and Selling Investment Class Shares’ for more information.

Investment Class shares are subject to shareholder servicing fees in a maximum amount of 0.25% of the average daily net assets of the shares. The shareholder services provided in exchange for these fees may include establishing and maintaining shareholder and plan participant accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering investor/shareholder’s inquiries regarding the fund and/or its classes, providing periodic statements showing the investor/shareholder’s account balance and those of plan participants, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating executed proxies and obtaining such other information and performing such other services as may reasonably be required.

Fee Table

Shareholder Fees, paid directly from your investment

Maximum Sales Charge Imposed on Purchases		None

Maximum Sales Charge on Reinvested Dividends		None

Maximum Redemption Fee (as a percentage of amount redeemed, as applicable)		2.00%

Annual Operating Expenses, deducted from fund assets

Management Fees		0.35%

Distribution (12b-1) Fees		None

Other Fund Operating Expenses (including a 0.25% shareholder servicing fee)		0.81[2]

Total Fund Operating Expenses		1.16

Fee Waivers/Expense Reimbursements	-	0.51

Net Expenses		0.65[3]

[1]	Information on the annual operating expenses reflects the expenses of both the fund and the PreservationPlus Portfolio, the master portfolio into which PreservationPlus Fund invests all of its assets. (A further discussion of the relationship between the fund and the master portfolio appears in ‘Who Manages and Oversees the Fund’ later in this prospectus.)
[2]	‘Other Expenses’ include the annual premium rates the Fund pays for Wrapper Agreements.
[3]	The investment adviser and administrator have contractually agreed, for the 16-month period from the fund’s fiscal year end of September 30, 2002, to waive their fees and reimburse expenses so that total expenses will not exceed 0.65%.

14    |    Scudder PreservationPlus Fund

Based on the costs above, this example helps you compare this fund’s expenses to those of other mutual funds. This example assumes the expenses above were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

Example	1 Year	3 Years	5 Years	10 Years

Investment Class	$66	$318	$589	$1,363

Scudder PreventionPlus Fund    |    15

Other Policies and Secondary Risks

While the previous pages describe the main points of the fund’s strategy and risks, there are a few other issues to know about:

■	The fund’s objectives are not fundamental policies. We must notify shareholders before we change them, but we do not require their approval to do so.

■	As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses but, while engaged in a temporary defensive position, a fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

Secondary risks

Foreign Investing. The risks of investing in foreign securities are generally higher than investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividends, interest or other payments and prohibit transactions in the country’s currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less government regulation than US securities markets.

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund’s exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a fund has valued its

16    |    Other Policies and Secondary Risks

securities too highly, you may end up paying too much for fund shares when you buy into a fund. If a fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the fund.

If you want more information on the fund’s allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Other Policies and Secondary Risks    |    17

Who Manages and Oversees the Fund

The fund is a ‘feeder fund’ that invests substantially all of its assets in the PreservationPlus Portfolio. The fund and the Portfolio have the same investment objective. The Portfolio accepts investments from other feeder funds. Each feeder fund bears the Portfolio’s expenses in proportion to its assets. Each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the fund’s Directors to withdraw the fund’s assets from the Portfolio if they believe doing so is in the shareholders’ best interests. If the Directors withdraw the fund’s assets, they would then consider whether the fund should hire its own investment advisor, invest in a different master portfolio, or take other action.

The investment advisor

Deutsche Asset Management, Inc. (‘DeAM’) is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeAM, with headquarters at 280 Park Avenue, New York, NY 10017, makes the fund’s investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeAM and its predecessors have more than 80 years of experience managing mutual funds. DeAM provides a full range of global investment advisory services to institutional and retail clients. DeAM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd.,

18    |    Who Manages and Oversees the Fund

Deutsche Bank Trust Company Americas and Scudder Trust Company.

DeAM is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The Portfolio paid the following fees to DeAM for investment advisory services in the last fiscal year. DeAM reimbursed a portion of its fee during the year.

Fund	Percentage of Average Daily Net Assets

Scudder PreservationPlus Fund	0.35%

These fees are not charged on assets invested in affiliated money market funds.

Other Services. Investment Company Capital Corporation (‘ICCC’) provides administrative services — such as portfolio accounting, legal services and others — for the fund. ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG.

In addition, ICCC — or your service agent — performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

■	keeping accurate, up-to-date records for your individual fund account;

■	implementing any changes you wish to make in your account information;

■	processing your requests for cash dividends and distributions from the fund;

■	answering your questions on the fund’s investment performance or administration;

■	sending proxy reports and updated prospectus information to you; and

■	collecting your executed proxies.

Who Manages and Oversees the Fund    |    19

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management or special trust or retirement-investment reporting.

The portfolio managers

The following people handle the day-to-day management of the fund.

Eric Kirsch, CFA	Sean P. McCaffrey, CFA
■Managing Director of the investment advisor. ■Portfolio Manager of the portfolio since its inception. ■Joined the investment advisor in 1980. ■Head of North America Fixed Income.	■Managing Director of the investment advisor. ■Head of DeAM, Inc. New York Fixed Income Enhanced Strategies and Mutual Funds. ■Joined the investment advisor in 1996.
John D. Axtell

■Managing Director of the investment advisor.

■Portfolio Manager overseeing the Wrapper Agreements in the portfolio since its inception.

■Joined the investment advisor in 1990.

■Head of the Stable Value Management Group.

20    |    Who Manages and Oversees the Fund

Financial Highlights

This table is designed to help you understand the fund’s financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the fund’s annual report (see ‘Shareholder reports’ on the back cover).

Scudder PreservationPlus Fund — Investment Classa

Years Ended September 30,	2002	2001	2000	1999	1998[b]

Selected Per Share Data

Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00

Income from investment operations:

Net investment income	.51	.54	.55	.51	.01

Distributions to shareholders:

Net investment income	(.51)	(.54)	(.55)	(.51)	(.01)

Net realized and unrealized gain (loss) on investment transactions	(.10)	—	—	(.05)	—

Reverse stock split[c]	.10	—	—	.05	—

Total distributions	(.51)	(.54)	(.55)	(.51)	(.01)

Net asset value, end of period	$10.00	$10.00	$10.00	$10.00	$10.00

Total Return (%)[d]	5.18	5.50	5.64	5.25	.12	**

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	54	51	36	17	.404

Ratio of expenses before expense reductions, including expenses of the PreservationPlus Portfolio (%)	1.16	1.07	1.05	1.18	1.23	*

Ratio of expenses after expense reductions, including expenses of the PreservationPlus Portfolio (%)	.65	.65	.65	.80	.80	*

Ratio of net investment income (%)	5.56	5.34	5.49	5.20	5.42	*

[a]	On January 31, 2000, PreservationPlus Fund Service Class was renamed Preservation Plus Fund Investment Class.
[b]	For the period September 23, 1998 (commencement of sales of Investment Class shares) to September 30, 1998.
[c]	In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the fund is required to distribute accumulated net realized gains, if any, on a annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each class of the fund. Given the objective of the fund to maintain a stable net asset value of $10 per share, the fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.
[d]	Total returns would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized

Financial Highlights    |    21

How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you’re investing directly with Scudder, all of this information applies to you.

If you’re investing through a ‘third party provider’ — for example, a workplace retirement plan, financial supermarket or financial advisor — your provider may have its own policies or instructions, and you should follow those.

These instructions are for buying and selling Investment Class shares.

Buying and Selling Investment Class Shares

The fund does not sell its shares directly to the public. The fund offers shares only to certain participant-directed employee benefit plans. These benefit plans may own the fund’s shares: 1) directly or 2) indirectly through other investment vehicles such as an insurance company separate account or bank collective funds, which offer the fund as an investment option to its participants.

Benefit plans investing in the fund must limit their participants’ ability to direct a withdrawal from the fund to the following circumstances:

■	upon the plan participant’s death, retirement, disability or termination;

■	to fund plan participant loans and other ‘in service’ withdrawals made pursuant to the terms of the plan; and

■	for transfers to other plan investment options that are not competing funds. Transfers between the fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

How to receive account information

■	If you are a plan participant, you should contact your plan administrator or the organization that provides record-keeping services for information about your account.

■	If you are a plan administrator or fiduciary, you should call 1-800-621-1048 for information about the plan’s account with the fund.

Transactions in fund shares

Each plan has different provisions about how and when their participants may buy, sell and exchange fund shares. The plan administrator is responsible for communicating participants’ instructions to the fund. Plan participants should contact their plan administrator to effect transactions in the fund.

Buying and Selling Investment Class Shares    |    23

Service plan

The fund has adopted a service plan for its Investment Class shares. Under the plan, the fund pays service fees at an aggregate annual rate of up to 0.25% of the fund’s average daily net assets for its Investment Class shares. The fees are compensation to financial advisors for providing personal services and/or account maintenance services to their customers. In the event that your service plan is terminated, your shares will be converted to Institutional Class shares of the same fund.

24    |    Buying and Selling Investment Class Shares

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund’s Investment Class shares. The fund has another share class, which is described in a separate prospectus and which has different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 pm (Eastern time), but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the

Policies You Should Know About    |    25

information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in ‘good order.’ After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges). In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you’ll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy/QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You’ll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed

26    |    Policies You Should Know About

and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone transactions. You are automatically entitled to telephone transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it’s important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the order for the other fund, particularly when there appears to be a pattern of ‘market timing’ or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, traveler’s checks, money orders, starter checks, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies. The fund will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

When you ask us to send or receive a wire, please note that while we don’t charge a fee to send or receive wires, it’s possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

Policies You Should Know About    |    27

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you’ll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don’t need a signature guarantee. Also, you don’t generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can’t get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares. You may obtain additional information about other ways to sell your shares by contacting your investment provider.

28    |    Policies You Should Know About

How the fund calculates share price

The price at which you buy shares is as follows:

Investment Class shares — net asset value per share or NAV

To calculate NAV, the share class uses the following equation:

TOTAL ASSETS – TOTAL LIABILITIES	= NAV
TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the fund’s Board that are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund’s value for a security is likely to be different from the last quoted market price or pricing service information.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value of the Wrapper Agreements and the market value (plus accrued interest) of the Covered Assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

Other rights we reserve

■	After receiving a plan’s order, the fund buys or sells shares at the next price calculated on any day the fund is open for business.

■	Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of plan shares the next business day but always within seven calendar days.

■	The redemption fee does not apply to exchanges into another class of shares of the fund, into another investment company or other entity that invests exclusively in the master portfolio.

Policies You Should Know About    |    29

■	The fund remits proceeds from the sale of shares in US dollars for redemption requests up to $500,000 or 1% of the fund’s NAV, whichever is less, during any 90-day period for any one shareholder. The fund may redeem ‘in kind’ if a redemption request is larger than the lesser of $500,000 or 1% of the fund’s NAV. The fund may also redeem ‘in kind’ if a redemption request is not directed by a plan participant and is made on less than twelve months’ notice. In these situations, the fund may require additional information.

■	The fund does not issue share certificates.

■	The fund reserves the right to reject a new account application if you don’t provide any required or requested identifying information, or for other reasons.

■	The fund reserves the right to refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund’s best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

■	The fund reserves the right to close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges); you may be subject to gain or loss on the redemption of fund shares and you may incur tax liability.

■	The fund reserves the right to change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time).

■	The fund reserves the right to suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares.

30    |    Policies You Should Know About

■	The fund may request additional information about the plan when an order to redeem 5% or more of a plan’s assets is received.

■	Sales orders not directed by plan participants and received on less than twelve months’ prior written notice are subject to a 2% redemption fee. If the aggregate fair value of the Wrapper Agreements is less than zero at the time of redemption, the fund will waive the 2% redemption fee.

■	A plan’s purchase order may not be accepted if the sale of fund shares has been suspended or if it is determined that a plan’s purchase would be detrimental to the interests of the fund’s shareholders. In addition, for exchange requests, we may require the plan to own shares of the fund for 15 days before we process the purchase order for the other fund if we believe that the plan’s exchanges coincide with a ‘market timing’ strategy. We may also reject or limit purchase orders, for these or other reasons.

Policies You Should Know About    |    31

Understanding Distributions and Taxes

Income dividends, if any, for the fund are declared daily and paid monthly. The fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. We automatically reinvest all monthly dividends unless you elect to receive your distributions in cash.

The fund will normally declare and pay at least annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year. Additionally, on occasion, the income dividends the fund distributes may differ from the income the fund earns. When the fund’s income exceeds the amount distributed to shareholders, the fund may make an additional distribution. When a capital gains distribution or an additional distribution is necessary, the Board of Trustees may declare a reverse stock split to occur at the same time the distribution is made. Making the distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the fund’s shares. Additional income distributions and capital gains distributions will automatically be reinvested in additional shares.

Tax considerations

The fund does not ordinarily pay any US federal income tax. If you are a taxable shareholder, you and other shareholders pay taxes on the income or capital gains earned and distributed by the fund.

For tax exempt investors such as IRA owners and plan participants, dividend and capital gain distributions from the fund generally will not be subject to current taxation, but will accumulate on a tax deferred basis. Income and capital gains earned by the fund and distributed to taxable investors will be subject to income taxation.

Because each participant’s tax circumstances are unique and because the tax laws governing plans are complex and subject to change, we recommend that you consult your plan administrator, your plan’s Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your plan and of any plan contributions or withdrawals.

A reverse stock split reduces the number of total shares the fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.

32    |     Understanding Distributions and Taxes

To Get More Information

Shareholder reports — These include commentary from the fund’s management team about recent market conditions and the effects of a fund’s strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund’s financial statements. Shareholders get these reports automatically at least semi-annually.

Statement of Additional Information (SAI) — This tells you more about the fund’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Investments

222 South Riverside Plaza

Chicago, IL 60606-5808

www.scudder.com

(800) 621-1048

Distributor

Scudder Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606-5808

www.scudder.com

e-mail info@scudder.com

Tel (800) 621-1048

SEC

Public Reference Section

Washington, D.C. 20549-0102

www.sec.gov

(202) 942-8090

Scudder PreservationPlus Fund —	CUSIP #
Investment Class	81111Y 507

Scudder Advisor Funds III	811–06576

Printed on recycled paper.    (12/03/03) SPF-1-IV